Capital and Reserves - Schedule of Fair Value Assumptions Using Black Scholes Option Pricing (Details) - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Capital commitments [abstract]
Risk-free interest rate		1.54%	0.54%
Expected life		4 years 6 months 3 days	4 years 8 months 23 days
Expected volatility	[1]	93.82%	82.89%
Grant date share price		$ 1.74	$ 0.67
Expected dividend yield		0.00%	0.00%

[1]	Expected volatility is based on historical volatility of the Company’s closing share price on the TSX.